STOCK-BASED COMPENSATION - Stock Options (Details) shares in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 shares CAD ($)	Dec. 31, 2018 shares CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Closing market share price (in dollars per share) | $ / shares	$ 29.00
Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.1	0.2	0.3
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 10	$ 10	$ 13
$9 - $17 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	9
$9 - $17 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 17
$9 - $17 | Canada
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding (shares) | shares	0.1
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 10
Weighted average remaining contractual life of outstanding share options	1 year 7 months 6 days
Stock options outstanding, intrinsic value	$ 1,000,000
Stock options exercisable (in shares) | shares	0.1
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 10
Stock options exercisable, intrinsic value	$ 1,000,000